Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Leases [Abstract]
Operating Lease, Cost	$ 51.9	$ 53.2	$ 51.8
Sublease Income	(2.2)	(2.0)	(2.4)
Operating Leases, Rent Expense, Net	49.7	51.2	49.4
Operating Lease, Payments, Use	53.1	54.1	50.4
Lease Obligation Incurred	$ 39.1	$ 33.1	$ 21.8
Operating Lease, Weighted Average Remaining Lease Term	5 years 3 months 18 days	5 years 10 months 24 days
Lessee, Operating Lease, Discount Rate	4.20%	3.50%
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 52.5
Operating Leases, Future Minimum Payments, Due in Two Years	51.4
Operating Leases, Future Minimum Payments, Due in Three Years	41.2
Operating Leases, Future Minimum Payments, Due in Four Years	32.8
Operating Leases, Future Minimum Payments, Due in Five Years	24.3
Operating Leases, Future Minimum Payments, Due Thereafter	38.3
Operating Leases, Future Minimum Payments Due	240.5
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	25.9
Operating Lease, Liability	$ 214.6